Acquisitions (Details 3) - Big Heart [Member] $ / shares in Units, $ in Millions	12 Months Ended
Apr. 30, 2015 USD ($) $ / shares
Business Acquisition, Pro Forma Information [Abstract]
Net sales	$ 7,732.5
Net income	$ 541.8
Net income per common share - assuming dilution (in dollars per share) | $ / shares	$ 4.53